Related party Transactions (Narrative) (Details) - USD ($)	Sep. 30, 2016	Sep. 30, 2015	Feb. 04, 2015	Jan. 31, 2012	May 31, 2009
Related Party Transaction details
Aggregate monthly payments under the informal arrangements with officers for support services					$ 21,667
Accrued and unpaid compensation under these arrangements	$ 185,000	$ 93,975
Monthly consulting fee for consulting services provided by Management Resource Initiatives, Inc. ("MRI")				$ 15,000
MRI had accrued and unpaid compensation	$ 315,000	$ 135,000
Signed a promissory note payable to MRI, value			$ 30,000
Signed a promissory note payable to MRI, interest per annum			18.00%
As inducement for the loan represented by the promissory note, issued shares of restricted common stock of the Company to MRI			200,000